Financial Assets at Fair Value Through Other Comprehensive Income - (FVTOCI) (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Financial Assets at Fair Value Through Other Comprehensive Income

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Investments in equity instruments at FVTOCI	$482,559	$620,831	$20,275
Investments in debt instruments at FVTOCI	1,059,712	1,042,906	34,060

	$1,542,271	$1,663,737	$54,335

Summary of Investments in Equity Instruments at Fair Value Through Other Comprehensive Income
a.	Investments in equity instruments at FVTOCI

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Unquoted ordinary shares	$419,491	$607,528	$19,841
Unquoted preferred shares	13,883	13,303	434
Quoted ordinary shares	45,683	—	—
Limited partnership	3,502	—	—

	$482,559	$620,831	$20,275

Summary of Investments in Debt Instruments at Fair Value Through Other Comprehensive Income
b.	Investments in debt instruments at FVTOCI

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Unsecured subordinate corporate bonds	$1,059,712	$1,042,906	$34,060